NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2022
Non Controlling Interest [Abstract]
Summary of non-controlling interests
The company’s non-controlling interests are comprised of the following as at December 31:

(MILLIONS)	2022	2021
Participating non-controlling interests – in operating subsidiaries	$10,680	$10,297
Participating non-controlling interests – in a holding subsidiary held by the partnership	271	261
	$10,951	$10,558

Disclosure of significant investments non-controlling interest in subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Brookfield Global Infrastructure Income Fund	Isagen institutional partners	Isagen public non-controlling interests	The Catalyst Group	TerraForm Power	Other	Total
As at December 31, 2019	$922	$1,756	$2,834	$—	$—	$2,375	$13	$89	$2,129	$140	$10,258
Net income (loss)	(13)	(17)	(64)	1	—	130	—	16	(142)	(3)	(92)
Other comprehensive income	100	189	528	2	—	325	2	27	176	33	1,382
Capital contributions	—	4	—	71	—	—	—	—	—	261	336
Return of Capital	—	—	(41)	—	—	—	—	—	(41)	—	(82)
Dividends declared and return of capital	(8)	(29)	(139)	—	—	(180)	—	(35)	(86)	(36)	(513)
Special distribution/TerraForm Power acquisition	—	—	—	—	—	—	—	—	(1,026)	—	(1,026)
Other	1	(1)	(36)	—	—	—	(1)	—	(49)	113	27
As at December 31, 2020	1,002	1,902	3,082	74	—	2,650	14	97	961	508	10,290
Net income (loss)	5	(32)	(20)	(3)	—	113	1	16	(67)	(36)	(23)
Other comprehensive income	(122)	411	187	137	—	(107)	—	28	(6)	73	601
Capital contributions	—	1	—	64	—	—	—	—	—	—	65
Disposals	(181)	—	—	—	—	—	—	—	—	—	(181)
Dividends declared	(18)	(31)	(220)	(11)	—	(214)	(2)	(9)	(105)	(45)	(655)
Other	—	—	157	—	—	—	—	—	70	(27)	200
As at December 31, 2021	686	2,251	3,186	261	—	2,442	13	132	853	473	10,297
Net income (loss)	19	(34)	110	1	—	179	1	11	32	17	336
Other comprehensive income	(103)	448	156	164	10	67	1	(19)	67	(9)	782
Capital contributions	—	4	—	276	200	—	—	—	—	89	569
Disposals	(54)	—	—	—	—	—	—	—	—	—	(54)
Dividends declared	(71)	(55)	(393)	—	(7)	(524)	(1)	(9)	(123)	(85)	(1,268)
Other	—	1	2	5	30	(5)	(1)	—	3	(17)	18
As at December 31, 2022	$477	$2,615	$3,061	$707	$233	$2,159	$13	$115	$832	$468	$10,680
Interests held by third parties	75% - 78%	43% - 60%	23% - 71%	75%	1.5% - 6.8%	53%	0.3%	25%	33%	0.3% - 80%

Disclosure of financial information of significant investments non-controlling interest in subsidiaries
The following tables summarize certain financial information of operating subsidiaries that have non-controlling interests that are material to the company:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III(1)	Brookfield Infrastructure Fund IV	Isagen (2)	The Catalyst Group	TerraForm Power(3)	Other	Total
Interests held by third parties	75% - 78%	43% - 60%	71%	75%	77%	25%	75%	0.3% - 80%
Place of business	North America, Brazil	North America, Brazil	North America	Brazil	Colombia	North America	North America, South America, Europe	North America, South America
Year ended December 31, 2020:
Revenue	$137	$261	$41	$5	$874	$141	$1,161	$15	$2,635
Net income	(15)	(29)	(11)	1	258	65	(360)	4	(87)
Total comprehensive income (loss)	109	329	287	4	877	173	238	—	2,017
Net income allocated to non-controlling interests	(13)	(17)	(8)	1	195	16	(268)	2	(92)
Year ended December 31, 2021:
Revenue	$137	$269	$58	$25	$929	$136	$1,239	$14	$2,807
Net income (loss)	7	(60)	(3)	(4)	214	62	(245)	8	(21)
Total comprehensive income (loss)	(161)	716	332	178	11	173	(243)	117	1,123
Net income (loss) allocated to non-controlling interests	5	(32)	(2)	(3)	162	16	(175)	6	(23)
As at December 31, 2021:
Property, plant and equipment, at fair value	$1,053	$5,578	$2,061	$713	$8,497	$1,129	$10,867	$164	$30,062
Total assets	1,087	5,685	2,074	798	9,498	1,140	11,939	202	32,423
Total borrowings	179	1,331	347	391	2,224	507	6,902	39	11,920
Total liabilities	205	1,549	358	450	4,896	511	8,916	61	16,946
Carrying value of non-controlling interests	685	2,251	1,226	261	3,493	132	2,197	52	10,297
Year ended December 31, 2022:
Revenue	$120	$324	$80	$112	$1,135	$131	$1,324	$10	$3,236
Net income (loss)	25	(71)	(4)	2	340	44	94	21	451
Total comprehensive income (loss)	(106)	726	71	220	467	(32)	301	23	1,670
Net income allocated to non-controlling interests	19	(34)	(3)	1	257	11	63	22	336
As at December 31, 2022:
Property, plant and equipment, at fair value	$131	$6,224	$2,107	$1,529	$8,264	$1,031	$10,012	$187	$29,485
Total assets	852	6,367	2,126	1,722	9,178	1,053	11,192	260	32,750
Total borrowings	14	1,332	347	675	2,356	476	6,371	—	11,571
Total liabilities	240	1,601	382	780	5,112	491	8,275	74	16,955
Carrying value of non-controlling interests	477	2,615	1,245	707	3,146	115	2,283	92	10,680
(1)Excludes information relating to Isagen and TerraForm Power which is presented separately.
(2)The total third parties ownership interest in Isagen as of December 31, 2022 was 77.4% and comprised of Brookfield Infrastructure Fund III: 23.0%,Brookfield Global Infrastructure Income Fund: 1.5%, Isagen institutional partners: 52.6% and other non-controlling interests: 0.3%.
(3)The total third parties ownership interest in TerraForm Power as of December 31, 2022 was 75.0% and comprised of Brookfield Infrastructure Fund III: 35.5%, Brookfield Global Infrastructure Income Fund: 6.8% and the remainder is held by the partnership
Disclosure of summary financial information
The following table summarizes certain financial information regarding Participating non-controlling interests – in a holding subsidiary held by the partnership:

(MILLIONS)	2022	2021	2020
For the year ended December 31:
Revenue	$1,407	$1,133	$1,069
Net income	475	334	472
Comprehensive income	863	473	550
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	11	7	11
As at December 31:
Property, plant and equipment, at fair value	$11,357	$10,785
Total assets	12,887	12,408
Total borrowings	3,228	3,117
Total liabilities	6,320	5,967
Carrying value of participating non-controlling interests – in a holding subsidiary held by the partnership	271	261